Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
CAD
Cash	$106,163
Accounts Receivable	$0
Prepaids and deposits	$-
Finance Lease Receivable	$51,714
Accounts Payable and Accrued Liabilities	$445,884
Related Party Loan	$4,820,000